Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - Specific Items [Member] - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Reduction in cost and accumulated depreciation due to disposal of fixed assets	£ 400
Amortisation charge related to write off of assets	£ 0	£ 62